Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories

	JPY (millions) As of March 31
	2019	2020
Finished products and merchandise	¥267,323	¥205,979
Work-in-process	490,752	395,842
Raw materials and supplies	161,595	157,778
Total	¥919,670	¥759,599